Financial liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities breakdown	Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Kreos & Claret bond loans	26,373	21,930
Lease liabilities	1,431	1,191
PGE	1,252	1,252
Borrowings	29,056	24,373
Kreos / Claret convertible notes (OCABSA)	23,370	23,819
Convertible loan notes	23,370	23,819
Kreos / Claret Minimum Return Indemnifications	3,620	3,795
Derivative instruments	3,620	3,795
Royalty certificates	13,023	14,006
Other financial liabilities	13,023	14,006
Total non-current financial liabilities	69,069	65,993

Kreos & Claret bond loans	20,028	21,902
Lease liabilities	932	931
PGE	1,235	1,258
Borrowings	22,195	24,091
Heights convertible notes	21,574	20,273
Convertible loan notes	21,574	20,273
Kreos / Claret BSA	1,166	1,021
Derivative instruments	1,166	1,021
Total current financial liabilities	44,935	45,386
Total financial liabilities	114,004	111,379

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2025-1	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	N/A	N/A	N/A
The fair values of the Minimum Return Indemnifications were measured using the following assumptions:

Tranche B Minimum Return Indemnification (issued in March 2024)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	7.5%	10%
Probability-weighted present value of shortfall payment (in thousands of €)	2,635 (Final redemption) 136 (Tender offer)	2,669 (Final redemption) 139 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	104 (Final redemption)	108 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	241 (Final redemption)	225 (Final redemption)
Total fair value of MRI (in thousands of €)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)	2,552 (Final redemption) 139 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	2,636	2,691

Tranche C Minimum Return Indemnification (issued in June 2024)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	7.5%	10%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	1,160 (Final redemption) 43 (Tender offer)	1,233 (Final redemption) 52 (Tender offer)
(b) Probability-weighted fair value of tranche C warrants with MRI (in thousands of €)	684 (Final redemption)	597 (Final redemption)
(c) Probability-weighted fair value of tranche C warrants without MRI (in thousands of €)	903 (Final redemption)	779 (Final redemption)
Total fair value of MRI (in thousands of €)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)	1,051 (Final redemption) 52 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	984	1,104
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA (issued in August 2023)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Number of outstanding BSA	214,198	214,198
Exercise price per share	€18.67	€18.67
Ordinary share price	€6.76	€5.75
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Volatility	44.3% (expiry) 44.3% (tender offer)	51.7% (expiry) 51.7% (tender offer)
Dividend	—%	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	2.4% (expiry) 2.4% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	243	227

Kreos/Claret Tranche C BSA (issued in November 2023)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Number of outstanding BSA	405,832	405,832
of which, number of conditional BSA	0	0
Exercise price per share	€9.86	€9.86
Ordinary share price	€6.67	€5.75
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Probability of Drawdown of Tranche C credit facility	Drawn on June 21, 2024	Drawn on June 21, 2024
Volatility	44.3% (expiry) 44.3% (tender offer)	51.7% (expiry) 51.7% (tender offer)
Dividend	0	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	2.4% (expiry) 2.4% (tender offer)
Fair value of issued Kreos/Claret Tranche C BSA	923	794

Disclosure of main data and assumptions used for the measurement of convertible loan notes	The main data and assumptions are the following:

Heights convertible notes (issued in August 2023)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Number of outstanding notes	350	350
Original principal amount (in thousands of €)	35,000	35,000
Interest rate	6%	6%
Conversion price per share	€23.77	€23.77
Ordinary share price	€6.76	€5.75
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity / voluntary conversion scenario probability	75%	75%
Initial price limit	€14.43	€14.43
Early redemption amount (put event)	120%	120%
Volatility	50%	50%
Credit spread	25%	25%
Risk-free rate	2.9%	2.4%
Fair value of Heights convertible notes (in thousands of €)	20,017	18,864

Disclosure of variation in lease liabilities	The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF DECEMBER 31, 2023	540
(+) Increase	6
(-) Decrease	(177)
AS OF MARCH 31, 2024	369

AS OF DECEMBER 31, 2024	2,363
(+) Increase
(-) Decrease	(241)
AS OF MARCH 31, 2025	2,122

Disclosure of reconciliation of liabilities arising from financing activities	Changes in financial liabilities, excluding derivative instruments, are presented below as of March 31, 2024 and 2025:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertibl e notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
AS OF JANUARY 1, 2024	21,643	—	29,605	3,678	6,771	540	12,229	74,466
Proceeds	—	23,585	—	—		—	—	23,585
Repayments	—	—	(2,188)	—	(28)	(177)	—	(2,392)
Interest paid	(563)	(32)	(492)	(11)		5		(1,093)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	—	(2,729)	—	—	—	—	—	(2,729)
Non-cash changes: (gain)/loss on recognition or derecognition	—	—	(147)	—	—	—	—	(147)
Non-cash changes: interest expense and other	963	(39)	474	41	22	1	932	2,392
Non-cash changes: other fair value remeasurement	—	—	(1,571)	—	—	—	—	2,024
AS OF MARCH 31, 2024	22,043	20,785	25,680	3,708	6,765	368	13,161	96,106

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos/ Claret convertibl e notes (OCABSA )	Kreos & Claret bond loans	Heights convertib le notes	PGE	Conditional advances BPI	Lease liabilitie s	Royalty certificate s	Total
AS OF JANUARY 1, 2025	23,370	46,401	21,574	2,488	—	2,363	13,023	109,218
Proceeds	—	—	—	—	—	—	—	—
Repayments	—	(3,705)	(2,188)	—	—	(230)	—	(6,122)
Interest paid	(563)	(1,019)	(361)	—	—	(19)	—	(1,962)
Non-cash changes: (gain)/loss on recognition or derecognition	—	—	(147)	—	—	—	—	(147)
Non-cash changes: interest expense and other	1,012	2,155	344	22	—	19	983	4,535
Non-cash changes: other fair value remeasurement	—	—	1,051	—	—	—	—	1,051
Non cash changes : Effect of the change in foreign currency exhange rates	—	—	—	—	—	(11)	—	(11)
AS OF MARCH 31, 2025	23,819	43,832	20,273	2,510	—	2,122	14,006	106,563

Disclosure of changes in derivative instruments	Changes in derivative instruments, are presented below as of March 31, 2024 and 2025:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimum Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2024	2,579	—	2,579
(+) Issuance	—	1,683	1,683
(+) Increase in fair value	1,187	—	1,187
AS OF MARCH 31, 2024	3,766	1,683	5,449
AS OF JANUARY 1, 2025	1,166	3,620	4,786
(+) Increase in fair value		175	175
(-) Decrease in fair value	(145)		(145)
AS OF MARCH 31, 2025	1,021	3,795	4,816

Disclosure of remaining contractual maturities of non-derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and March 31, 2025. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Other Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF MARCH 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	20,273	23,680	9,866	9,341	4,473	—
Kreos/Claret convertible notes (OCABSA)	23,819	30,090	2,250	27,840	—	—
Other Kreos/Claret bond loans	43,832	53,089	25,585	27,504	—	—
PGE	2,510	2,586	1,293	1,293	—	—
Royalty certificates (1)	14,006	—	—	—		—
Lease liabilities	2,122	2,264	995	956	314	—
Derivative instruments	4,816	4,816	1,021	3,795		—
Total financial liabilities	111,379	116,526	41,009	70,730	4,787	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.

Disclosure of remaining contractual maturities of derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and March 31, 2025. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Other Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF MARCH 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	20,273	23,680	9,866	9,341	4,473	—
Kreos/Claret convertible notes (OCABSA)	23,819	30,090	2,250	27,840	—	—
Other Kreos/Claret bond loans	43,832	53,089	25,585	27,504	—	—
PGE	2,510	2,586	1,293	1,293	—	—
Royalty certificates (1)	14,006	—	—	—		—
Lease liabilities	2,122	2,264	995	956	314	—
Derivative instruments	4,816	4,816	1,021	3,795		—
Total financial liabilities	111,379	116,526	41,009	70,730	4,787	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.